UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07245
Morgan Stanley Balanced Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: January 31, 2010
Date of reporting period: October 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (68.8%)
	Aerospace & Defense (0.7%)
10,900	General Dynamics Corp.	$683,430
13,410	Raytheon Co.	607,205

		1,290,635

	Air Freight & Logistics (0.4%)
10,100	FedEx Corp.	734,169

	Auto Components (0.3%)
14,049	Autoliv, Inc.	471,766

	Automobiles (0.4%)
29,063	Harley-Davidson, Inc.	724,250

	Beverages (0.4%)
12,320	Coca-Cola Co. (The)	656,779

	Capital Markets (1.5%)
109,060	Charles Schwab Corp. (The)	1,891,100
16,900	State Street Corp.	709,462

		2,600,562

	Casino Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (a)	0

	Chemicals (0.8%)
56,400	Dow Chemical Co. (The)	1,324,272

	Commercial Banks (3.2%)
34,500	BB&T Corp.	824,895
1,800	Comerica, Inc.	49,950
68,200	Fifth Third Bancorp	609,708
26,442	First Horizon National Corp. (b)	312,809
49,178	PNC Financial Services Group, Inc.	2,406,771
27,800	US Bancorp	645,516
31,200	Wells Fargo & Co.	858,624

		5,708,273

	Commercial Services & Supplies (0.8%)
21,300	Avery Dennison Corp.	759,345
22,800	Cintas Corp.	631,332

		1,390,677

	Communications Equipment (1.2%)
88,880	Cisco Systems, Inc.	2,030,908

	Computers & Peripherals (1.5%)
54,822	Hewlett-Packard Co.	2,601,852

	Diversified Financial Services (5.7%)
141,900	Bank of America Corp.	2,068,902
264,900	Citigroup, Inc. (c)	1,083,441
165,588	JPMorgan Chase & Co.	6,916,611

		10,068,954

	Diversified Telecommunication Services (0.8%)
44,895	Verizon Communications, Inc.	1,328,443

	Electric Utilities (3.1%)
85,356	American Electric Power Co., Inc.	2,579,458
13,900	Edison International	442,298
14,158	Entergy Corp.	1,086,202
30,490	FirstEnergy Corp.	1,319,607

		5,427,565

	Electronic Equipment, Instruments & Components (0.8%)
54,700	Agilent Technologies, Inc.	1,353,278

	Energy Equipment & Services (1.2%)
28,120	Schlumberger Ltd. (Netherlands Antilles)	1,749,064
16,500	Smith International, Inc.	457,545

		2,206,609

	Food & Staples Retailing (1.6%)
37,300	Sysco Corp.	986,585

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

48,400	Walgreen Co.	$1,830,972

		2,817,557

	Food Products (1.6%)
13,669	Cadbury PLC (ADR) (United Kingdom)	692,198
31,072	Kraft Foods, Inc. (Class A)	855,102
43,310	Unilever N.V. (NY Registered Shares) (Netherlands)	1,337,846

		2,885,146

	Health Care Equipment & Supplies (1.6%)
106,540	Boston Scientific Corp.	865,105
11,650	CareFusion Corp.	260,610
41,407	Covidien PLC (Ireland)	1,744,063

		2,869,778

	Health Care Providers & Services (0.5%)
26,700	Cardinal Health, Inc.	756,678
7,300	UnitedHealth Group, Inc.	189,435

		946,113

	Hotels, Restaurants & Leisure (0.4%)
37,955	Starbucks Corp.	720,386

	Household Durables (1.0%)
62,780	Sony Corp. (ADR) (Japan)	1,845,104

	Industrial Conglomerates (3.5%)
183,400	General Electric Co.	2,615,284
17,450	Siemens AG (ADR) (Germany)	1,570,849
56,827	Tyco International Ltd. (Luxembourg) (b)	1,906,546

		6,092,679

	Insurance (4.9%)
36,201	Chubb Corp.	1,756,472
184,110	Marsh & McLennan Cos., Inc.	4,319,221
8,400	Transatlantic Holdings, Inc.	424,200
41,943	Travelers Cos., Inc. (The)	2,088,342

		8,588,235

	Internet Software & Services (2.1%)
126,640	eBay, Inc.	2,820,273
57,900	Yahoo! Inc.	920,610

		3,740,883

	Machinery (1.6%)
44,300	Dover Corp.	1,669,224
38,216	Ingersoll-Rand PLC (Ireland)	1,207,244

		2,876,468

	Media (5.1%)
117,669	Comcast Corp. (Class A)	1,706,200
31,115	Time Warner Cable, Inc.	1,227,176
93,425	Time Warner, Inc.	2,813,961
118,586	Viacom, Inc. (Class B)	3,271,788

		9,019,125

	Metals & Mining (1.0%)
13,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)	968,352
19,990	Newmont Mining Corp.	868,765

		1,837,117

	Multiline Retail (0.5%)
48,800	Macy’s, Inc.	857,416

	Oil, Gas & Consumable Fuels (8.9%)
47,400	Anadarko Petroleum Corp.	2,888,082
25,600	BP PLC (ADR) (United Kingdom)	1,449,472
18,666	ConocoPhillips	936,660
20,870	Devon Energy Corp.	1,350,497
27,940	Exxon Mobil Corp.	2,002,460
17,200	Hess Corp.	941,528

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

40,060	Occidental Petroleum Corp.	$3,039,753
45,600	Royal Dutch Shell PLC (ADR) (United Kingdom)	2,709,096
19,000	Valero Energy Corp.	343,900

		15,661,448

	Personal Products (0.9%)
36,070	Estee Lauder Cos., Inc. (The) (Class A)	1,532,975

	Pharmaceuticals (5.5%)
21,040	Abbott Laboratories	1,063,993
28,650	Bayer AG (ADR) (Germany)	1,982,580
98,210	Bristol-Myers Squibb Co.	2,140,978
91,100	Pfizer, Inc.	1,551,433
38,940	Roche Holding AG (ADR) (Switzerland)	1,553,706
53,010	Schering-Plough Corp.	1,494,882

		9,787,572

	Professional Services (0.8%)
16,501	Manpower, Inc.	782,312
25,600	Robert Half International, Inc.	593,920

		1,376,232

	Semiconductors & Semiconductor Equipment (1.4%)
77,426	Intel Corp.	1,479,611
30,788	Lam Research Corp. (b)	1,038,171

		2,517,782

	Software (0.2%)
19,361	Symantec Corp.	340,366

	Specialty Retail (2.0%)
49,200	Gap, Inc. (The)	1,049,928
102,300	Home Depot, Inc. (The)	2,566,707

		3,616,635

	Wireless Telecommunication Services (0.9%)
70,100	Vodafone Group PLC (ADR) (United Kingdom)	1,555,519

	Total Common Stocks (Cost $128,975,450)	121,403,528

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Corporate Bonds (12.2%)
	Advertising Agencies (0.1%)
$ 90	Omnicom Group, Inc.	6.25%	07/15/19	97,365

	Advertising Services (0.1%)
100	WPP Finance (United Kingdom)	8.00	09/15/14	111,054

	Aerospace/Defense (0.2%)
50	Boeing Co. (The)	4.875	02/15/20	51,338
65	Boeing Co. (The)	6.00	03/15/19	72,248
30	Boeing Co. (The)	6.875	03/15/39	35,848
147	Systems 2001 Asset Trust (144A) (Cayman Islands)(d)	6.664	09/15/13	153,061

				312,495

	Agricultural Chemicals (0.1%)
40	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	40,186
50	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	51,121
35	Potash Corp. of Saskatchewan, Inc. (Canada)	6.50	05/15/19	39,316

				130,623

	Agricultural Operations (0.1%)
80	Archer-Daniels-Midland Co.	5.45	03/15/18	86,314
45	Bunge Ltd. Finance Corp.	8.50	06/15/19	52,536

				138,850

	Auto-Cars/Light Trucks (0.1%)
85	Daimler Finance North America LLC	7.30	01/15/12	92,622

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$ 20	Daimler Finance North America LLC	8.50%	01/18/31	$24,526

				117,148

	Brewery (0.1%)
110	Anheuser-Busch InBev Worldwide, Inc. (144A) (d)	7.20	01/15/14	124,034
150	FBG Finance Ltd. (144A) (Australia)(d)	5.125	06/15/15	152,632

				276,666

	Building Product-Cement/Aggregation (0.0%)
45	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg)(d)	6.00	12/30/19	46,492

	Building Societies (0.1%)
170	Nationwide Building Society (144A) (United Kingdom)(d)	4.25	02/01/10	170,174

	Cable/Satellite TV (0.4%)
200	Comcast Corp.	5.70	05/15/18	209,664
135	COX Communications, Inc. (144A) (d)	8.375	03/01/39	162,342
125	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (d)	5.875	10/01/19	128,758
10	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	10,864
55	Time Warner Cable, Inc.	6.75	06/15/39	58,444
65	Time Warner Cable, Inc.	8.25	04/01/19	78,323
80	Time Warner Cable, Inc.	8.75	02/14/19	98,837

				747,232

	Cellular Telephone (0.1%)
115	Cellco Partnership / Verizon Wireless Capital LLC (144A) (d)	5.55	02/01/14	125,424

	Commercial Banks Non-U.S. (0.4%)
210	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	236,560
140	Commonwealth Bank of Australia (144A) (Australia)	5.00	10/15/19	140,902
225	HBOS PLC (144A) (United Kingdom)(d)	6.75	05/21/18	208,113
100	Royal Bank of Scotland PLC (The) (144A) (United Kingdom)	4.875	08/25/14	101,885
105	Westpac Banking Corp. (Australia)	4.20	02/27/15	107,181

				794,641

	Commercial Banks- Eastern U.S. (0.1%)
100	Credit Suisse (Switzerland)	5.30	08/13/19	103,620
65	Credit Suisse (Switzerland)	6.00	02/15/18	68,610
100	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	102,873

				275,103

	Commercial Banks-Southern U.S. (0.1%)
85	BB&T Corp. (MTN)	6.85	04/30/19	95,774

	Computers (0.1%)
100	International Business Machines Corp.	7.625	10/15/18	123,930

	Containers-Paper/Plastic (0.0%)
40	Sealed Air Corp. (144A) (d)	7.875	06/15/17	41,741

	Diversified Banking Institution (1.2%)
175	Bank of America Corp. (Series L)	5.65	05/01/18	177,174
295	Bank of America Corp.	5.75	12/01/17	300,440
40	Bank of America Corp.	7.625	06/01/19	46,237
135	Citigroup, Inc. (c)	5.875	05/29/37	124,642
155	Citigroup, Inc. (c)	6.125	11/21/17	158,433
130	Citigroup, Inc. (c)	6.125	05/15/18	131,783
230	Citigroup, Inc. (c)	8.50	05/22/19	269,303
455	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	485,653
110	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	116,232
320	JPMorgan Chase & Co.	6.00	01/15/18	343,167

				2,153,064

	Diversified Financial Service (0.3%)
505	General Electric Capital Corp. (Series G)	6.00	08/07/19	531,782

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$ 75	Iberdrola Finance Ireland Ltd. (144A) (Ireland)(d)	3.80%	09/11/14	$75,780

				607,562

	Diversified Manufactured Operation (0.3%)
115	Cooper US, Inc.	5.25	11/15/12	124,639
470	General Electric Co.	5.25	12/06/17	489,766

				614,405

	Diversified Minerals (0.1%)
65	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	81,008
85	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	85,263

				166,271

	Electric Products-Miscellaneous (0.0%)
20	Emerson Electric Co.	5.00	04/15/19	21,245

	Electric Utilities (0.1%)
210	FirstEnergy Solutions Corp. (144A) (d)	6.05	08/15/21	216,823

	Electric-Integrated (0.9%)
150	E.ON International Finance BV (144A) (Netherlands)(d)	5.80	04/30/18	162,017
120	Electricite de France (EDF) (144A) (France)(d)	6.50	01/26/19	137,006
150	Enel Finance International SA (144A) (Luxembourg)	5.125	10/07/19	153,130
225	Exelon Generation Co. LLC	5.20	10/01/19	229,937
90	NiSource Finance Corp.	0.977 (e)	11/23/09	89,975
120	NiSource Finance Corp.	6.80	01/15/19	126,895
100	Ohio Power Co. (Series 1)	5.375	10/01/21	101,828
110	Ohio Power Co. (Series K)	6.00	06/01/16	118,538
95	PPL Energy Supply LLC	6.30	07/15/13	102,725
25	PPL Energy Supply LLC	6.50	05/01/18	26,736
155	Progress Energy, Inc.	7.05	03/15/19	179,560
160	Virginia Electric & Power Co.	8.875	11/15/38	226,893

				1,655,240

	Electronic Component (0.1%)
115	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	123,938

	Electronic Connectors (0.0%)
55	Amphenol Corp.	4.75	11/15/14	55,366

	Electronic Measuring Instrument (0.0%)
65	Agilent Technologies, Inc.	5.50	09/14/15	67,161

	Enterprise Software/Service (0.0%)
15	Oracle Corp.	5.75	04/15/18	16,510

	Finance-Consumer Loans (0.2%)
135	HSBC Finance Corp.	6.375	10/15/11	144,562
225	HSBC Finance Corp.	6.75	05/15/11	239,383

				383,945

	Finance-Credit Card (0.1%)
85	American Express Co.	8.125	05/20/19	101,897
155	American Express Credit Corp. (Series C)	7.30	08/20/13	174,222

				276,119

	Finance-Investment Banker/Broker (0.3%)
110	Bear Stearns Cos. LLC (The)	6.40	10/02/17	120,420
155	Bear Stearns Cos. LLC (The)	7.25	02/01/18	177,572
85	Credit Suisse USA, Inc.	5.125	08/15/15	90,840
210	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	226,472

				615,304

	Food-Miscellaneous/Diversified (0.2%)
120	ConAgra Foods, Inc.	7.00	10/01/28	130,383
25	ConAgra Foods, Inc.	8.25	09/15/30	30,900
80	Kraft Foods, Inc.	6.125	08/23/18	85,195
5	Kraft Foods, Inc.	6.75	02/19/14	5,580
95	Kraft Foods, Inc.	6.875	01/26/39	103,390

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$ 45	Kraft Foods, Inc.	7.00%	08/11/37	$49,321

				404,769

	Food-Retail (0.2%)
40	Delhaize America, Inc.	9.00	04/15/31	51,675
70	Delhaize Group SA (Belgium)	5.875	02/01/14	75,451
90	Kroger Co. (The)	3.90	10/01/15	91,151
70	Kroger Co. (The)	5.00	04/15/13	73,977
20	Kroger Co. (The)	6.40	08/15/17	22,171

				314,425

	Gold Mining (0.1%)
160	Newmont Mining Corp.	5.125	10/01/19	160,119

	Life/Health Insurance (0.2%)
70	Principal Financial Group, Inc.	8.875	05/15/19	81,345
120	Prudential Financial, Inc. (MTN)	4.75	09/17/15	120,580
80	Prudential Financial, Inc. (MTN)	6.625	12/01/37	81,122

				283,047

	Machinery-Construction&Mining (0.0%)
20	Caterpillar, Inc.	6.05	08/15/36	22,085

	Medical Labs & Testing Services (0.1%)
165	Roche Holdings, Inc. (144A) (d)	6.00	03/01/19	184,401

	Medical-Biomedical/Genetics (0.1%)
95	Biogen Idec, Inc.	6.875	03/01/18	103,854

	Medical-Drugs (0.4%)
35	GlaxoSmithKline Capital, Inc.	5.65	05/15/18	38,594
40	GlaxoSmithKline Capital, Inc.	6.375	05/15/38	45,546
140	Merck & Co., Inc.	5.00	06/30/19	149,285
300	Pfizer, Inc.	6.20	03/15/19	342,172
20	Wyeth	5.45	04/01/17	21,439
90	Wyeth	6.45	02/01/24	100,969

				698,005

	Medical-HMO (0.1%)
125	UnitedHealth Group, Inc.	6.00	02/15/18	131,347
30	WellPoint, Inc.	7.00	02/15/19	34,015

				165,362

	Metal-Copper (0.0%)
15	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	16,147

	Multi-line Insurance (0.1%)
65	Allstate Corp. (The)	7.45	05/16/19	76,732
35	MetLife, Inc.	6.75	06/01/16	39,191
90	MetLife, Inc. (Series A)	6.817	08/15/18	100,949
40	MetLife, Inc.	7.717	02/15/19	47,447

				264,319

	Multimedia (0.3%)
135	News America, Inc.	7.85	03/01/39	158,490
60	Time Warner, Inc.	5.875	11/15/16	64,412
85	Time Warner, Inc.	7.70	05/01/32	96,301
20	Viacom, Inc.	5.625	09/15/19	20,762
100	Viacom, Inc.	6.875	04/30/36	105,876
65	Vivendi (144A) (France)(d)	6.625	04/04/18	70,476

				516,317

	Networking Products (0.1%)
100	Cisco Systems, Inc.	4.95	02/15/19	105,434
25	Cisco Systems, Inc.	5.90	02/15/39	26,691

				132,125

	Non-Hazardous Waste Disposal (0.0%)
80	Republic Services, Inc. (144A)	5.50	09/15/19	82,658

	Office Automation&Equipment (0.0%)
60	Xerox Corp.	6.35	05/15/18	63,572

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Oil & Gas Drilling (0.1%)
$ 90	Transocean, Inc. (Cayman Islands)	6.00%	03/15/18	$97,704

	Oil Company-Exploration & Production (0.2%)
100	EnCana Corp. (Canada)	5.90	12/01/17	107,308
10	EnCana Corp. (Canada)	6.50	05/15/19	11,128
100	Questar Market Resources, Inc.	6.80	04/01/18	104,779
150	XTO Energy, Inc.	5.50	06/15/18	156,629

				379,844

	Oil Company-Integrated (0.1%)
95	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	95,190

	Oil-Field Services (0.1%)
90	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	111,605

	Pharmacy Services (0.1%)
140	Medco Health Solutions, Inc.	7.125	03/15/18	158,739

	Pipelines (0.5%)
95	CenterPoint Energy Resources Corp.	6.25	02/01/37	91,261
55	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	62,073
100	Energy Transfer Partners LP	8.50	04/15/14	116,328
55	Enterprise Products Operating LLC	5.25	01/31/20	55,807
110	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	121,693
200	Kinder Morgan Energy Partners LP	5.95	02/15/18	210,451
90	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	93,247
75	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	91,190
85	Texas Eastern Transmission LP	7.00	07/15/32	98,782

				940,832

	Property Trust (0.1%)
125	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A)	6.75	09/02/19	127,528

	Property/Casualty Insurance (0.1%)
100	ACE INA Holdings, Inc.	5.60	05/15/15	108,663

	Real Estate Operation/Development (0.0%)
80	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	81,821

	Reinsurance (0.1%)
135	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	129,740

	REITS-Apartments (0.0%)
75	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	77,957

	REITS-Office Property (0.1%)
100	Boston Properties LP	5.875	10/15/19	101,073

	REITS-Regional Malls (0.1%)
110	Simon Property Group LP	6.75	05/15/14	118,477

	Retail-Building Products (0.1%)
105	Home Depot, Inc. (The)	5.875	12/16/36	102,763

	Retail-Discount (0.1%)
40	Wal-Mart Stores, Inc.	4.125	02/01/19	40,249
50	Wal-Mart Stores, Inc.	4.25	04/15/13	53,371
5	Wal-Mart Stores, Inc.	6.50	08/15/37	5,806

				99,426

	Retail-Drug Store (0.1%)
256	CVS Pass-Through Trust	6.036	12/10/28	252,532

	Retail-Regional Department Store (0.1%)
95	Kohl’s Corp.	6.875	12/15/37	108,853

	Retail-Restaurants (0.1%)
80	Yum! Brands, Inc.	5.30	09/15/19	81,126
45	Yum! Brands, Inc.	6.25	03/15/18	48,532

				129,658

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Semiconductor Equipment (0.0%)
$ 65	KLA-Tencor Corp.	6.90%	05/01/18	$68,253

	Special Purpose Banks (0.1%)
110	Kreditanstalt fuer Wiederaufbau (Germany)	4.875	06/17/19	119,754

	Special Purpose Entity (d) (0.4%)
340	AIG SunAmerica Global Financing (144A)	6.30	05/10/11	334,388
100	Farmers Exchange Capital (144A)	7.05	07/15/28	85,860
105	Harley-Davidson Funding Corp. (144A)	6.80	06/15/18	104,538
100	Pearson Dollar Finance Two PLC (144A) (United Kingdom)	6.25	05/06/18	105,617
130	Xlliac Global Funding (144A)	4.80	08/10/10	129,776

				760,179

	Steel-Producers (0.2%)
265	ArcelorMittal (Luxembourg)	9.85	06/01/19	312,817

	Super-Regional Banks-U.S. (0.5%)
220	Capital One Financial Corp.	6.75	09/15/17	234,071
80	PNC Funding Corp.	6.70	06/10/19	89,480
500	Wells Fargo & Co.	5.625	12/11/17	520,896

				844,447

	Telecom Equipment Fiber Optics (0.0%)
40	Corning, Inc.	6.625	05/15/19	44,193

	Telephone-Integrated (0.9%)
90	AT&T Corp.	8.00 (e)	11/15/31	111,063
65	AT&T, Inc.	6.15	09/15/34	65,732
275	AT&T, Inc.	6.30	01/15/38	287,624
40	AT&T, Inc.	6.55	02/15/39	43,416
95	Deutsche Telekom International Finance BV (Netherlands)	8.75 (e)	06/15/30	122,818
60	France Telecom SA (France)	8.50 (e)	03/01/31	82,326
95	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	104,517
100	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	111,058
200	Telefonica Europe BV (Netherlands)	8.25	09/15/30	257,073
100	Verizon Communications, Inc.	5.50	02/15/18	105,029
160	Verizon Communications, Inc.	6.35	04/01/19	177,860
65	Verizon Communications, Inc.	8.95	03/01/39	88,551

				1,557,067

	Tobacco (0.2%)
80	Altria Group, Inc.	9.25	08/06/19	97,156
75	BAT International Finance PLC (144A) (United Kingdom)(d)	9.50	11/15/18	96,766
105	Philip Morris International, Inc.	5.65	05/16/18	113,129

				307,051

	Transport-Rail (0.2%)
65	CSX Corp.	7.375	02/01/19	75,965
80	Norfolk Southern Corp. (144A) (d)	5.75	01/15/16	86,499
55	Union Pacific Corp.	6.125	02/15/20	61,304
130	Union Pacific Corp.	7.875	01/15/19	160,576

				384,344

	Total Corporate Bonds (Cost $20,466,490)			21,609,380

	Foreign Government Obligations (0.4%)
310	Federative Republic of Brazil (Brazil)	6.00	01/17/17	332,940
145	Italian Republic (Italy)	6.875	09/27/23	171,718
100	Korea Railroad Corp. (144A) (South Korea)(d)	5.375	05/15/13	104,857
35	Republic of Peru (Peru)	7.125	03/30/19	39,900
146	United Mexican States (Mexico)	5.625	01/15/17	152,205

	Total Foreign Government Obligations (Cost $760,898)			801,620

	U.S. Government Agencies & Obligations (16.3%)
	Commercial Banks-Central U.S. — FDIC Guaranteed (0.2%)
350	KeyBank NA	3.20	06/15/12	366,085

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Diversified Banking Institution — FDIC Guaranteed (0.2%)
$250	GMAC, Inc.	2.20%	12/19/12	$253,606

	Diversified Financial Service — FDIC Guaranteed (2.3%)
1,500	Citigroup Funding, Inc. (f)	2.25	12/10/12	1,524,345
600	General Electric Capital Corp.	2.20	06/08/12	611,068
1,880	General Electric Capital Corp. (MTN)	2.625	12/28/12	1,931,931

				4,067,344

	U.S. Government Agencies (1.0%)
680	Federal Home Loan Mortgage Corp.	4.875	06/13/18	744,820
	Federal National Mortgage Assoc.
600		2.875	12/11/13	614,360
345		6.625	11/15/30	434,366

				1,793,546

	U.S. Government Obligations (12.6%)
	U.S. Treasury Bonds
1,900		3.50	02/15/39	1,666,064
200		4.25	05/15/39	200,531
190		4.375	02/15/38	194,513
2,000		6.00	02/15/26	2,447,188
	U.S. Treasury Notes
2,500		0.875	03/31/11	2,511,915
500		1.00	07/31/11	502,540
3,200		1.00	09/30/11	3,210,003
600		1.00	10/31/11	601,316
1,000		1.375	09/15/12	1,000,391
6,000		1.75	11/15/11	6,100,782
2,500		1.75	03/31/14	2,465,822
750		3.75	11/15/18	773,438
500		4.375	08/15/12	542,657

				22,217,160

	Total U.S. Government Agencies & Obligations (Cost $28,849,334)			28,697,741

	U.S. Government Agencies — Mortgage-Backed Securities (0.2%)
	Federal Home Loan Mortgage Corp.
12		7.50	06/01/11-08/01/11	12,635

	Federal National Mortgage Assoc. DWARF
201		7.00	07/01/18-07/01/32	222,391

	Federal National Mortgage Assoc.
17		7.00	03/01/12-06/01/12	17,811

	Government National Mortgage Assoc.
70		8.00	04/15/26-08/15/26	79,895

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $309,993)			332,732

	Short-Term Investments (3.0%)
	U.S. Government Obligations (0.1%)
150	U.S. Treasury Bills (Cost $149,987)(g)(h)	0.245-0.27	11/12/09	149,987

NUMBER OF
SHARES (000)

	Investment Company (i) (2.9%)
5,121	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $5,120,828)		5,120,828

	Total Short-Term Investments (Cost $5,270,815)		5,270,815

	Total Investments (Cost $184,632,980) (j)(k)	100.9%	178,115,816
	Liabilities in Excess of Other Assets	(0.9)	(1,618,437)

	Net Assets	100.0%	$176,497,379

ADR	American Depositary Receipt.

FDIC	Federal Deposit Insurance Corporation.

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

MTN	Medium Term Note.

(a)	Securities with a total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)	Non-income producing security.

(c)	For the five months ended October 31, 2009, the cost of purchases and the proceeds from sales of Citigroup, Inc., common stock and corporate bonds, an affiliate of the Fund, was $1,115,475 and $4,261, respectively, including net realized gains of $918.

(d)	Resale is restricted to qualified institutional investors.

(e)	Floating rate security, rate shown is the rate in effect at October 31, 2009.

(f)	For the five months ended October 31, 2009, the cost of purchases of Citigroup Funding, Inc., corporate bond, an affiliate of the Fund, was $1,501,035.

(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(h)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.

(i)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(j)	Securities have been designated as collateral in connection with securities purchased on open futures, and swap contracts.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued
Futures Contracts Open at October 31, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

47	Long	U.S. Treasury Notes 5 Year, December 2009	$5,473,297	$66,710
7	Long	90 Day Euro$, March 2011	1,716,662	8,064
7	Long	90 Day Euro$, June 2011	1,710,450	6,894
7	Long	90 Day Euro$, September 2011	1,705,025	6,001
7	Long	90 Day Euro$, December 2011	1,699,862	5,523
4	Long	U.S. Treasury Notes 2 Year, December 2009	870,438	6,964
14	Short	U.S. Treasury Notes 10 Year, December 2009	(1,660,531)	(12,643)
24	Short	U.S. Treasury Bonds 30 Year, December 2009	(2,883,750)	(42,461)

		Net Unrealized Appreciation		$45,052

Morgan Stanley Balanced Fund*

Portfolio of Investments ■ October 31, 2009 (unaudited) continued
Credit Default Swaps Contracts Open at October 31, 2009:

SWAP								CREDIT
COUNTERPARTY &		NOTIONAL						RATING OF
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		REFERENCE
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	APPRECIATION	PAYMENTS	VALUE	OBLIGATION+

Bank of America, N.A. Sealed Air Corp.	Buy	$40	1.12%	March 20, 2018	$818	—	$818	BB+

+	Credit Rating as issued by Standard & Poors.

Morgan Stanley Balanced Fund*
Notes to the Portfolio of Investments
10/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles in the United States utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Aerospace & Defense	$1,290,635	$1,290,635	—	—
Air Freight & Logistics	734,169	734,169	—	—
Auto Components	471,766	471,766	—	—
Automobiles	724,250	724,250	—	—
Beverages	656,779	656,779	—	—
Capital Markets	2,600,562	2,600,562	—	—
Casino Gaming	0	—	—	$0
Chemicals	1,324,272	1,324,272	—	—
Commercial Banks	5,708,273	5,708,273	—	—
Commercial Services & Supplies	1,390,677	1,390,677	—	—
Communications Equipment	2,030,908	2,030,908	—	—
Computers & Peripherals	2,601,852	2,601,852	—	—
Diversified Financial Services	10,068,954	10,068,954	—	—
Diversified Telecommunication Services	1,328,443	1,328,443	—	—
Electric Utilities	5,427,565	5,427,565	—	—
Electronic Equipment, Instruments & Components	1,353,278	1,353,278	—	—
Energy Equipment & Services	2,206,609	2,206,609	—	—
Food & Staples Retailing	2,817,557	2,817,557	—	—
Food Products	2,885,146	2,885,146	—	—
Health Care Equipment & Supplies	2,869,778	2,869,778	—	—
Health Care Providers & Services	946,113	946,113	—	—
Hotels, Restaurants & Leisure	720,386	720,386	—	—
Household Durables	1,845,104	1,845,104	—	—
Industrial Conglomerates	6,092,679	6,092,679	—	—
Insurance	8,588,235	8,588,235	—	—
Internet Software & Services	3,740,883	3,740,883	—	—
Machinery	2,876,468	2,876,468	—	—
Media	9,019,125	9,019,125	—	—
Metals & Mining	1,837,117	1,837,117	—	—
Multiline Retail	857,416	857,416	—	—
Oil, Gas & Consumable Fuels	15,661,448	15,661,448	—	—
Personal Products	1,532,975	1,532,975	—	—
Pharmaceuticals	9,787,572	9,787,572	—	—
Professional Services	1,376,232	1,376,232	—	—

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Semiconductors & Semiconductor Equipment	2,517,782	2,517,782	—	—
Software	340,366	340,366	—	—
Specialty Retail	3,616,635	3,616,635	—	—
Wireless Telecommunication Services	1,555,519	1,555,519	—	—

Total Common Stocks	121,403,528	121,403,528	—	0

Corporate Bonds	21,609,380	—	$21,609,380	—
Foreign Government Obligations	801,620	—	801,620	—
U.S. Government Agencies & Obligations	28,697,741	—	28,697,741	—
U.S. Government Agencies & Obligations — Mortgage-Backed Securities	332,732	—	332,732	—
Short-Term Investments
Investment Company	5,120,828	5,120,828	—	—
U.S. Government Obligations	149,987	—	149,987	—

Total Short-Term Investments	5,270,815	5,120,828	149,987	—

Credit Default Swaps	818	—	818	—
Futures	100,156	100,156	—	—

Total	$178,216,790	$126,624,512	$51,592,278	$0

Liabilities:
Futures	$(55,104)	$(55,104)	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Beginning Balance	$176,041
Net purchases (sales)	(268,083)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	210,830
Realized gains (losses)	(118,788)

Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of October 31, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to- market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by members of the portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Balanced Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
December 17, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
December 17, 2009